RELATED PARTY TRANSACTIONS, Administrative Services Agreement (Q3) (Details) - Sponsor [Member] - Administrative Services Agreement [Member] - USD ($)		3 Months Ended	9 Months Ended	11 Months Ended
	Feb. 11, 2021	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Related party expense		$ 30,000	$ 80,000
Maximum [Member]
Related Party Transactions [Abstract]
Monthly related party fee	$ 10,000			$ 10,000